Restructuring Charges (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Charges (Textual) [Abstract]
Restructuring charges	$ 5,490,000	$ 16,396,000	$ 14,444,000
Restructuring Charges [Member]
Restructuring Charges (Textual) [Abstract]
Restructuring liability		$ 100,000	$ 2,000,000